Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Trade Notes and Accounts Payable
24.	TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$18,810	$19,396

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately.